Note 7 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2018 $ / shares shares
Unvested (in shares) | shares	140,362
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.60
Granted (in shares) | shares
Granted, weighted average grant date fair value (in dollars per share) | $ / shares
Vested (in shares) | shares
Vested, weighted average grant date fair value (in dollars per share) | $ / shares
Forfeited (in shares) | shares
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares
Unvested (in shares) | shares	140,362
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 1.60